Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance

This
disclosure regarding executive compensation for our CEO and other NEOs has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the NEOs or how the committee evaluates compensation decisions in light of company or individual performance. For discussion of how the committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section beginning on page 20.

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment based on(3)		Net Income ($ Millions)	Ranking of One-Year Relative TSR Performance(4)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	14,042,178	53,284,794	5,394,542	16,672,001	222.88	193.17	2,574	2 of 12
2021	12,408,198	19,398,601	4,903,501	6,555,430	114.84	116.87	890	11 of 13
2020	11,147,723	4,863,722	5,648,735	2,626,215	80.81	59.61	(2,839)	2 of 11
(1)	John Hess was our CEO for each year presented. Each of Messrs. Hill, Goodell, and Rielly and Ms. Lowery-Yilmaz comprised the Non-CEO NEOs for each year presented.

(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

The amounts above shown for Compensation Actually Paid do not represent the value of cash and shares of the company’s common stock received by NEOs during the year, but rather are amounts that are calculated in accordance with the SEC rules and include, among other things, year-over-year changes in the value of unvested equity-based awards. Fair value or change in fair value, as applicable, of equity awards was determined in accordance with ASC 718 and the methodology required by Item 402(v) of Regulation S-K.

(3)
The Peer Group TSR set forth in this table utilizes the peer group that we disclosed in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for the year listed, which was based on the peer group companies for each respective year listed in the company’s annual proxy statement but excludes companies that had ceased to be publicly traded as of the end of each fiscal year and includes Coterra Energy Inc. and EQT Corporation beginning in 2021 to diversify the 2021 peer group in light of the consolidation of the company’s then existing peers (the “Proxy Peer Group”):

2020	2021	2022
APA Corporation	APA Corporation	APA Corporation
ConocoPhillips	ConocoPhillips	ConocoPhillips
Continental Resources, Inc.	Continental Resources, Inc.	Coterra Energy Inc.
Devon Energy Corporation	Coterra Energy Inc.	Devon Energy Corporation
EOG Resources, Inc.	Devon Energy Corporation	EOG Resources, Inc.
Marathon Oil Corporation	EOG Resources, Inc.	EQT Corporation
Murphy Oil Corporation	EQT Corporation	Marathon Oil Corporation
Occidental Petroleum Corporation	Marathon Oil Corporation	Murphy Oil Corporation
Pioneer Natural Resources Co.	Murphy Oil Corporation	Occidental Petroleum Corporation
	Occidental Petroleum Corporation	Pioneer Natural Resources Co.
Pioneer Natural Resources Co.
The comparison assumes $100 was invested for the period starting December 31 and through the end of the listed year in the company and in the Proxy Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)
As described in the “Compensation Discussion and Analysis” section, the PSUs that were awarded in 2022 will be earned based on the relative performance of the company’s TSR over a three-year performance period ending December 31, 2024, compared with that of the company peer group described on page 34, which is the same as the Proxy Peer Group, and the S&P 500 Total Return Index. Payouts, if any, will occur following the committee’s certification of performance results in 2025 upon the completion of the three-year performance period. Given that the PSUs awarded to our CEO and our
Non-CEO
NEOs in 2022 was the largest portion of their total compensation, we selected our relative one-year
TSR performance compared to that of the companies in the Proxy Peer Group and to the S&P 500 Total Return Index as the Company Selected Measure for 2022. The table above shows the ranking of our one-year
relative TSR performance as compared with each of the Proxy Peer Group companies listed in footnote 3 above and the S&P 500 Total Return Index. TSR was calculated assuming dividend reinvestment during the year and using the closing price on the first and last days of each year. Similarly, the TSR for the S&P 500 Total Return Index was measured assuming reinvestment of dividends and using the closing price on the first and last trading day of the year.

Company Selected Measure Name	ranking of our one-year relative TSR performance
Named Executive Officers, Footnote [Text Block]	Each of Messrs. Hill, Goodell, and Rielly and Ms. Lowery-Yilmaz comprised the Non-CEO NEOs for each year presented.
Peer Group Issuers, Footnote [Text Block]
(3)
The Peer Group TSR set forth in this table utilizes the peer group that we disclosed in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for the year listed, which was based on the peer group companies for each respective year listed in the company’s annual proxy statement but excludes companies that had ceased to be publicly traded as of the end of each fiscal year and includes Coterra Energy Inc. and EQT Corporation beginning in 2021 to diversify the 2021 peer group in light of the consolidation of the company’s then existing peers (the “Proxy Peer Group”):

2020	2021	2022
APA Corporation	APA Corporation	APA Corporation
ConocoPhillips	ConocoPhillips	ConocoPhillips
Continental Resources, Inc.	Continental Resources, Inc.	Coterra Energy Inc.
Devon Energy Corporation	Coterra Energy Inc.	Devon Energy Corporation
EOG Resources, Inc.	Devon Energy Corporation	EOG Resources, Inc.
Marathon Oil Corporation	EOG Resources, Inc.	EQT Corporation
Murphy Oil Corporation	EQT Corporation	Marathon Oil Corporation
Occidental Petroleum Corporation	Marathon Oil Corporation	Murphy Oil Corporation
Pioneer Natural Resources Co.	Murphy Oil Corporation	Occidental Petroleum Corporation
	Occidental Petroleum Corporation	Pioneer Natural Resources Co.
Pioneer Natural Resources Co.
	The comparison assumes $100 was invested for the period starting December 31 and through the end of the listed year in the company and in the Proxy Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 14,042,178	$ 12,408,198	$ 11,147,723
PEO Actually Paid Compensation Amount	$ 53,284,794	19,398,601	4,863,722
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

Non-PEO NEO Average Total Compensation Amount	$ 5,394,542	4,903,501	5,648,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,672,001	6,555,430	2,626,215
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The calculation of Compensation Actually Paid reflects certain adjustments (deductions and increases) to the Total Compensation that is reflected in the Summary Compensation Table for the CEO and the
Non-CEO
NEOs as set forth below:

	2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total Compensation	14,042,178	5,394,542	12,408,198	4,903,501	11,147,723	5,648,735
Deduction for amounts reported under Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year (“FY”)	(10,000,039)	(3,262,506)	(8,500,056)	(2,762,528)	(8,499,980)	(2,887,523)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested and outstanding as of applicable FY-end, determined as of applicable FY-end	18,133,777	5,565,366	7,112,128	2,320,886	10,897,989	3,498,999
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during the same applicable FY, determined as of vesting date	—	—	—	—	—	—
Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	24,787,403	7,362,923	4,642,939	1,241,801	(4,383,791)	(1,396,591)
Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	5,774,428	1,601,852	3,697,387	906,941	(4,556,992)	(1,149,908)
Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	—	(293,347)	—	(398,257)	—	(1,481,594)
Increase for service cost during applicable FY for pension plans	547,047	303,171	38,004	343,085	258,773	394,097
Total Adjustments	39,242,616	11,277,459	6,990,402	1,651,928	(6,284,001)	(3,022,520)
Compensation Actually Paid	53,284,794	16,672,001	19,398,601	6,555,430	4,863,722	2,626,215

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and our net income during the three most recently completed fiscal years. Payouts under the company’s cash incentive and LTI programs are determined based on attainment of pre-established
metrics and remain highly sensitive to stockholder returns and our operational performance. As a result, while net income was not a specified metric under the company’s cash incentive and LTI programs, our significant improvement in net income over the three most recently completed fiscal years aligns with the Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between Compensation Actually Paid and Ranking of Our
One-Year
Relative TSR Performance
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and the ranking of our
one-year
TSR performance as compared to that of each company in the Proxy Peer Group and to the S&P 500 Total Return Index during each of the three most recently completed fiscal years, which we selected as the Company Selected Measure. As described in footnote 4 above, PSUs awarded to our CEO and our
Non-CEO
NEOs are a substantial portion of their total compensation and vesting and payouts under our PSUs are tied to our relative three-year TSR to effectively measure our performance compared to peers. As a result, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs may not align with our one-year relative TSR performance.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and
Non-CEO
NEOs for 2022 to company performance.

Performance Measures	Other Considerations
•
Relative TSR
is a metric under our PSU program to effectively measure our performance compared to peers and the S&P 500 Total Return Index over a three-year period.
•
Production
is a metric under our AIP tied to our annual financial results and is the primary output of our E&P investments.
•
Capital and Exploratory Spend
is a metric under our AIP aligned to sustainability and profitability of our business.
•
Controllable Operated Cash Costs
is a metric under our AIP tied to our annual financial results to manage expenses and maximize cash margin.
•
CROCE
is a metric under our AIP to measure the company’s use of capital.
•
EBITDAX
is a metric under our AIP to measure the company’s ability to generate cash from operations.
•
Exploration Resource Additions
is a metric under our AIP to measure the sustainability and growth of the company.

The measures in this table are not ranked.
For additional details regarding these performance measures, please see “Compensation Discussion and Analysis” section beginning on page 20. In addition to the performance measures listed here, the committee also considers environment, health and safety goals that are included in our AIP and underscore the importance of sustainability, health and safety and its integration into our strategy and operations, incentivizing management to continue to build on our industry leading performance in these areas. The committee also assesses individual performance based on goals set at the beginning of each year, specific to each NEO, as described in “Assessment of Individual Performance” beginning on page 30.

Total Shareholder Return Amount	$ 222.88	114.84	80.81
Peer Group Total Shareholder Return Amount	193.17	116.87	59.61
Net Income (Loss)	$ 2,574,000,000	$ 890,000,000	$ (2,839,000,000)
PEO Name	John Hess
Company Selected Measure Amount Description	2 of 12	11 of 13	2 of 11
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Production
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital and Exploratory Spend
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Controllable Operated Cash Costs
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	CROCE
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	EBITDAX
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Exploration Resource Additions
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,000,039)	$ (8,500,056)	$ (8,499,980)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,133,777	7,112,128	10,897,989
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,787,403	4,642,939	(4,383,791)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,774,428	3,697,387	(4,556,992)
PEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	547,047	38,004	258,773
PEO [Member] | Adjustments for Pension and Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,242,616	6,990,402	(6,284,001)
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,262,506)	(2,762,528)	(2,887,523)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,565,366	2,320,886	3,498,999
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,362,923	1,241,801	(1,396,591)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,601,852	906,941	(1,149,908)
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(293,347)	(398,257)	(1,481,594)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	303,171	343,085	394,097
Non-PEO NEO [Member] | Adjustments for Pension and Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,277,459	$ 1,651,928	$ (3,022,520)